Note 6 - Net Loss Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
6.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Year Ended December 31,
	2015	2016	2017

Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(7,970)	$(12,010)	$(91,763)
Denominator:
Weighted average number of ordinary shares outstanding basic and diluted	15,171,370	16,086,419	20,866,084
Net loss per share—basic and diluted	$(0.53)	$(0.75)	$(4.40)

For the purpose of presenting loss per share, the weighted average number of ordinary shares of the Company for the years ended
December 31, 2015
was computed on the basis that
13,910,000
ordinary shares issued by the Company in exchange of the drug research business and related assets and liabilities pursuant to the Internal Restructuring had been in issue throughout
2015.

The effects of all share options and restricted share units were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the year ended
December 31, 2017.